Employee Benefit Plans (Information About The Plan Assets At Fair Value) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	¥ 159,652		¥ 120,727		¥ 122,632
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	87,854		70,220
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	49,562		40,862
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	22,236		9,645		10,263
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	27,230		23,121
Equity Securities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	27,230		23,121
Private Equity Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	9,802		838
Private Equity Investments [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	9,802		838		892
Japanese Government Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	59,867		47,099
Japanese Government Debt Securities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	59,867		47,099
Japanese Government Agency And Municipal Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	219
Japanese Government Agency And Municipal Debt Securities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	219
Foreign Government Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	757
Foreign Government Debt Securities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	757
Bank And Corporate Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,011
Bank And Corporate Debt Securities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,011
Investment Trust Funds And Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	26,417	[1]	27,097	[1]
Investment Trust Funds And Other [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	13,983	[1]	18,290	[1]
Investment Trust Funds And Other [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	12,434	[1]	8,807	[1]	9,371
Life Insurance Company General Accounts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	23,501		19,344
Life Insurance Company General Accounts [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	23,501		19,344
Other Pension Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7,848		3,228
Other Pension Plan Assets [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	¥ 7,848		¥ 3,228

[1]	Includes hedge funds and real estate funds.